Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2021
Summary of significant accounting policies
Disclosure of detailed information about business combination [text block]

	Fair value recognized	Fair value recognized	Fair value recognized
	on acquisition,	on acquisition,	on acquisition,
	February 3, 2021,	February 3, 2021,	April 5, 2021,
	NX Studio LLC	NX Online LLC	NHW Ltd
Assets
Property and equipment	390	85	—
Intangible assets	38	14	—
Right-of-use assets	1,164	395	—
Trade and other receivables	656	80	16
Other assets	91	27	—
Cash and cash equivalents	26	4	1
Prepaid tax	28	—	—
	2,393	605	17
Liabilities
Deferred tax liability	(4)	(16)	—
Lease liabilities - current	(1,164)	(395)	—
Trade and other payables	(1,415)	(218)	(1)
Tax liability	—	(4)	—
	(2,583)	(633)	(1)
Total identifiable net assets at fair value	(190)	(28)	16
Goodwill arising on acquisition	1,274	191	8
Purchase consideration transferred	1,084	163	24

	Fair value recognized	Fair value recognized	Fair value recognized
	on acquisition,	on acquisition,	on acquisition,
	February 3, 2021,	February 3, 2021,	April 5, 2021,
	NX Studio LLC	NX Online LLC	NHW Ltd
Analysis of cash flows on acquisition:
Net cash acquired with the subsidiary			31
Cash paid			(1,271)
Net cash flow in acquisition			(1,240)